Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	ING GROEP NV
Entity Central Index Key	0001039765
Current Fiscal Year End Date	--12-31
Entity File Number	001-14642